Cover	Aug. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-39361
Entity Registrant Name	Dun & Bradstreet Holdings, Inc.
Entity Central Index Key	0001799208
Entity Tax Identification Number	83-2008699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5335 Gate Parkway
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32256
City Area Code	904
Local Phone Number	648-8006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false